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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Navellier Fund Management, Inc.
                 -------------------------------
   Address:      One E. Liberty St.
                 -------------------------------
                 Reno, NV 89501
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-7408
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arjen Kuyper
         -------------------------------
Title:   Chief Operations Officer
         -------------------------------
Phone:   (775) 785-9421
         -------------------------------

Signature, Place, and Date of Signing:
Arjen Kuyper                       Reno, Nevada        November 14, 2001
-------------------------------    -----------------   -----------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Activision Inc                 COM              004930202     9421   346100 SH       SOLE                   346100
Advancepcs                     COM              00790K109    14169   197400 SH       SOLE                   197400
Affiliated Comp Svcs  -Cl A    COM              008190100    15574   191300 SH       SOLE                   191300
Alliant Techsystems Inc        COM              018804104    14599   170550 SH       SOLE                   170550
Americredit Corp               COM              03060R101    21264   672500 SH       SOLE                   672500
Astoria Finl Corp              COM              046265104    10406   175600 SH       SOLE                   175600
Autozone Inc                   COM              053332102    16445   317100 SH       SOLE                   317100
Bisys Group Inc                COM              055472104    19199   362100 SH       SOLE                   362100
Block H & R Inc                COM              093671105    24146   626200 SH       SOLE                   626200
Cabot Corp                     COM              127055101     9384   235200 SH       SOLE                   235200
Caremark Rx Inc                COM              141705103    11239   673800 SH       SOLE                   673800
Centex Corp                    COM              152312104    11266   334000 SH       SOLE                   334000
Citrix Systems Inc             COM              177376100    19206   970000 SH       SOLE                   970000
Concord Efs Inc                COM              206197105    30452   622100 SH       SOLE                   622100
Deluxe Corp                    COM              248019101     7599   220000 SH       SOLE                   220000
Doral Financial Corp           COM              25811P100    10790   278100 SH       SOLE                   278100
Education Management Corp      COM              28139T101     6691   220400 SH       SOLE                   220400
Equifax Inc                    COM              294429105     7131   325600 SH       SOLE                   325600
Healthsouth Corp               COM              421924101    15709   966100 SH       SOLE                   966100
Ims Health Inc                 COM              449934108    14669   585600 SH       SOLE                   585600
Johnson Controls Inc           COM              478366107    11404   174800 SH       SOLE                   174800
Jones Apparel Group Inc        COM              480074103    11203   439500 SH       SOLE                   439500
Lennar Corp                    COM              526057104    20013   555300 SH       SOLE                   555300
Manor Care Inc                 COM              564055101    10771   383300 SH       SOLE                   383300
Mattel Inc                     COM              577081102    10834   691800 SH       SOLE                   691800
Mohawk Industries Inc          COM              608190104     3646    99200 SH       SOLE                    99200
Nvidia Corp                    COM              67066G104    13977   508800 SH       SOLE                   508800
Perrigo Company                COM              714290103     8029   530000 SH       SOLE                   530000
Pharmaceutical Prod Dev Inc    COM              717124101    19387   661900 SH       SOLE                   661900
Respironics Inc                COM              761230101    14740   414500 SH       SOLE                   414500
Ross Stores Inc                COM              778296103     7845   268200 SH       SOLE                   268200
Schein Henry Inc               COM              806407102    14726   381500 SH       SOLE                   381500
Southtrust Corp                COM              844730101    15498   608500 SH       SOLE                   608500
St Jude Medical Inc            COM              790849103    17181   251000 SH       SOLE                   251000
Stewart & Stevenson Services   COM              860342104     8204   340700 SH       SOLE                   340700
Synovus Financial Cp           COM              87161C105     8818   319500 SH       SOLE                   319500
Tcf Financial Corp             COM              872275102     1824    39600 SH       SOLE                    39600
Thq Inc                        COM              872443403    14097   326700 SH       SOLE                   326700
Tjx Companies Inc              COM              872540109    16483   501000 SH       SOLE                   501000
Torchmark Corp                 COM              891027104    13701   351300 SH       SOLE                   351300
Wendy's International Inc      COM              950590109    12923   484900 SH       SOLE                   484900
Whirlpool Corp                 COM              963320106    10799   195100 SH       SOLE                   195100

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:
                                                           --------------------

Form 13F Information Table Value Total:                   $
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE